SHARE-BASED COMPENSATION (Details Narrative) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		¥ 75,806	¥ 47,313	¥ 26,534
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		72,942	44,088	26,534
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation incremental fair value	¥ 60,400
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs		85,700
Performance Shares [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		¥ 39,200	¥ 33,000	¥ 7,700